Note 15 - Accrued Expenses and other Payables	12 Months Ended
Sep. 30, 2011
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

(15)      ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	As of September 30,
	2011	2010

Accrued operating expenses	$364,748	$455,102
Other tax payables	-	402,220
Other payables	166,969	394,527
Total	$531,717	$1,251,849